CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 1,323	$ 1,296
Cash equivalents	735	686
Restricted cash	1,143	89
Total cash and cash equivalents	3,201	$ 2,071	$ 1,857	$ 1,279
Cash held in escrow	$ 1,100